United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Emerging Markets Fixed Income Core Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—63.0%
		Aerospace & Defense—0.4%
$3,283,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	$3,545,640
		Automotive—1.3%
7,000,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	6,912,500
4,450,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	4,605,750
		TOTAL	11,518,250
		Banking—11.9%
2,300,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.50%, 3/6/2023	2,374,750
4,000,000	[1,2]	Agromercantil Senior Trust, Series 144A, 6.25%, 4/10/2019	4,182,560
1,050,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	1,136,625
4,285,000	[1,2]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	4,681,363
600,000		Banco Bradesco SA, Series REGS, 5.90%, 1/16/2021	642,000
2,100,000		Banco Bradesco SA, Series REGS, 6.75%, 9/29/2019	2,383,500
2,400,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	2,376,000
4,000,000		Banco Davivienda SA, Series REGS, 5.875%, 7/9/2022	4,120,000
920,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	989,000
2,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.500%, 4/23/2070	2,131,037
2,000,000	[1,2]	Banco Internacional del Peru, Sr. Unsecd. Note, Series 144A, 5.75%, 10/7/2020	2,175,000
1,500,000		Banco Internacional del Peru, Sr. Unsecd. Note, Series REGS, 5.75%, 10/7/2020	1,631,250
1,600,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	1,660,000
3,610,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	4,120,815
4,575,000		Corpbanca, 3.125%, 1/15/2018	4,633,647
4,100,000		Emirates NBD Tier 1 Ltd., 5.75%, 5/29/2049	4,110,250
3,900,000	[1,2]	Finansbank AS, Series 144A, 5.15%, 11/1/2017	4,025,580
3,400,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	3,580,200
800,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	794,000
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,220,120
99,600,000		Ojsc Russ Agric Bk (Rshb), Note, 8.70%, 3/17/2016	2,577,077
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,240,490
200,000		RSHB Capital S.A., Series REGS, 5.10%, 7/25/2018	190,275
4,400,000		Sibur Securities Ltd., Series REGS, 3.914%, 1/31/2018	4,026,000
300,000		Turkiye Garanti Bankasi A.S., 5.25%, 9/13/2022	303,000
2,000,000	[1,2]	Turkiye Garanti Bankasi A.S., Series 144A, 5.25%, 9/13/2022	2,020,000
5,145,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	5,160,949
3,900,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 3.75%, 4/15/2018	3,849,300
1,360,000	[1,2]	Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,395,224
200,000		Turkiye Vakiflar Bankasi T.A.O., Series REGS, 5.00%, 10/31/2018	205,180
15,650,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	15,834,044
4,110,000	[1,2]	VTB Capital SA, Series 144A, 6.95%, 10/17/2022	3,842,850
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,384,500
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,378,650
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,561,000
1,650,000	[1,2]	Yapi ve Kredi Bankasi A.S., Series 144A, 5.25%, 12/3/2018	1,705,440

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$2,740,000	[1,2]	Zenith Bank Ltd., Series 144A, 6.25%, 4/22/2019	$2,737,123
		TOTAL	105,378,799
		Beverage & Tobacco—0.9%
4,150,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	4,004,750
3,000,000	[1,2]	Corp Lindley SA, Series 144A, 4.625%, 4/12/2023	2,910,000
1,000,000		Corp Lindley SA, Series REGS, 6.75%, 11/23/2021	1,100,000
		TOTAL	8,014,750
		Broadcast Radio & TV—1.1%
1,413,000		Grupo Televisa SA, 6.625%, 3/18/2025	1,756,500
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	5,465,920
2,650,000		TV Azteca SA de CV, Series REGS, 7.50%, 5/25/2018	2,822,250
		TOTAL	10,044,670
		Building & Development—1.3%
2,500,000		Odebrecht Finance Ltd., Series REGS, 7.125%, 6/26/2042	2,768,750
5,100,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	5,265,750
3,425,000	[1,2]	Odebrecht SA, Series 144A, 5.25%, 6/27/2029	3,506,344
		TOTAL	11,540,844
		Building Materials—1.5%
6,745,000		Cemex SA de CV, Series REGS, 5.234%, 9/30/2015	6,977,028
3,760,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	4,008,160
2,140,000		West China Cement Ltd., Series REGS, 7.50%, 1/25/2016	2,225,600
		TOTAL	13,210,788
		Chemicals & Plastics—2.0%
2,000,000	[1,2]	ALPEK SA de CV, Series 144A, 4.50%, 11/20/2022	2,050,000
2,595,000		ALPEK SA de CV, Series REGS, 4.50%, 11/20/2022	2,659,875
3,500,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 4/25/2044	3,788,750
4,100,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	4,346,000
4,750,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	4,883,475
		TOTAL	17,728,100
		Conglomerates—0.4%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,243,330
		Consumer Products—0.5%
1,500,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,440,030
3,250,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	3,145,122
		TOTAL	4,585,152
		Farming & Agriculture—0.7%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,707,868
250,000		Kazagro Natl Mgmt Hldng., Series REGS, 4.625%, 5/24/2023	243,175
1,000,000		Marfrig Overseas Ltd., Series REGS, 9.625%, 11/16/2016	1,087,500
		TOTAL	6,038,543
		Finance—1.1%
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,060,500
4,500,000		Grupo Aval Ltd., Series REGS, 4.75%, 9/26/2022	4,533,750
1,830,000		Grupo Aval Ltd., Series REGS, 5.25%, 2/1/2017	1,948,950
500,000		Gruposura Finance, Company Guarantee, Series REGS, 5.70%, 5/18/2021	551,000
2,000,000		Suam Finance BV, Sr. Unsecd. Note, Series REGS, 4.875%, 4/17/2024	2,065,000
		TOTAL	10,159,200

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—1.9%
$2,400,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	$2,523,000
2,700,000	[1,2]	Banco Santander, SA, Series 144A, 4.125%, 11/9/2022	2,733,750
3,600,000	[1,2]	Cimpor Financial Operations, Series 144A, 5.75%, 7/17/2024	3,555,000
3,494,000	[1,2]	Financiera Independencia S.A.B. de C.V, Series 144A, 7.50%, 6/3/2019	3,572,615
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,870,778
2,200,000	[1,2]	Trust F/1401, Series 144A, 5.25%, 12/15/2024	2,337,500
		TOTAL	16,592,643
		Food Products—1.3%
1,300,000		Cosan Luxembourg SA, Series REGS, 5.00%, 3/14/2023	1,257,750
1,420,000		Gruma SAB de CV, Series REGS, 7.75%, 12/29/2049	1,451,950
2,810,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	2,998,551
5,800,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	6,293,000
		TOTAL	12,001,251
		Forest Products—0.2%
1,525,000	[1,2]	Klabin Finance SA, Series 144A, 5.25%, 7/16/2024	1,525,000
		Metals & Mining—4.9%
1,658,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	1,622,927
3,480,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	3,919,350
500,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	525,500
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,566,879
500,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	536,250
200,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	214,500
3,635,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	3,534,856
1,309,000		OAO TMK, 7.75%, 1/27/2018	1,305,728
4,400,000		OAO TMK, Series REGS, 6.75%, 4/3/2020	3,998,500
11,602,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	11,137,920
1,950,000	[1,2]	Samarco Mineracao SA, Series 144A, 4.125%, 11/1/2022	1,880,775
1,100,000	[1,2]	Samarco Mineracao SA, Series 144A, 5.75%, 10/24/2023	1,180,300
610,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	588,345
200,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	214,600
2,035,000	[1,2]	Tupy SA, Series 144A, 6.625%, 7/17/2024	2,117,417
2,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,096,840
4,790,000		Vale Overseas Ltd., 6.875%, 11/21/2036	5,670,641
300,000		Vale SA, 5.625%, 9/11/2042	311,409
		TOTAL	43,422,737
		Mortgage Banks—0.2%
2,100,000	[1,2]	Credito Real, SA de CV, Series 144A, 7.50%, 3/13/2019	2,273,250
		Oil & Gas—17.4%
1,400,000	[1,2]	Afren PLC, Series 144A, 6.625%, 12/9/2020	1,340,780
1,230,000		Afren PLC, Series REGS, 10.25%, 4/8/2019	1,300,725
3,400,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	2,830,500
3,000,000	[1,2]	CNOOC Finance 2012 Ltd., Series 144A, 3.875%, 5/2/2022	3,079,827
4,000,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	4,174,420
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	976,995
1,370,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	1,312,570
7,000,000		Gazprom Via Gaz Capital SA, Series REGS, 5.999%, 1/23/2021	7,008,750
6,400,000		Gazprom Via Gaz Capital SA, Series REGS, 9.25%, 4/23/2019	7,360,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$10,000,000		Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 6.51%, 3/7/2022	$10,200,000
3,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	3,375,000
1,000,000	[1,2]	Kazmunaygas National Co., Series 144A, 4.40%, 4/30/2023	1,006,000
2,900,000	[1,2]	Kazmunaygas National Co., Series 144A, 5.75%, 4/30/2043	2,889,705
1,500,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	1,563,750
2,076,690		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	2,235,038
12,092,500		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	13,053,854
5,970,000	[1,2]	PTT Exploration and Production Public Co., Series 144A, 4.875%, 12/29/2049	6,126,414
2,200,000	[1,2]	Pacific Rubiales, Series 144A, 5.375%, 1/26/2019	2,293,500
5,627,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	6,274,105
1,150,000	[1,2]	Pertamina PT, Note, Series 144A, 5.25%, 5/23/2021	1,214,688
4,400,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	4,336,200
1,000,000	[1,2]	Pertamina PT, Sr. Unsecd. Note, Series 144A, 6.50%, 5/27/2041	1,067,500
16,700,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	16,519,306
9,600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	10,566,816
5,300,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	6,190,018
900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	953,370
1,600,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,960,000
4,650,000		Petroleos Mexicanos, Company Guarantee, Series WI, 8.00%, 5/3/2019	5,777,625
1,200,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 6.00%, 5/8/2022	1,302,000
4,275,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	4,436,168
4,435,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	4,579,137
800,000	[1,2]	Sinopec Group Oversea 2012, Series 144A, 3.90%, 5/17/2022	819,442
2,565,000	[1,2]	Sinopec Group Oversea 2013, Series 144A, 4.375%, 10/17/2023	2,712,118
2,600,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	2,527,639
2,500,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	2,421,750
2,000,000	[1,2]	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	2,085,000
6,175,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	6,437,437
		TOTAL	154,308,147
		Rail Industry—0.2%
1,930,000		Rzd Capital PLC, Series REGS, 5.70%, 4/5/2022	1,895,762
		Real Estate—2.1%
3,970,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	3,792,561
4,800,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	5,220,000
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,660,209
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	207,500
5,700,000	[1,2]	Qatari Diar Finance QSC, Foreign Gov't. Guarantee, Series 144A, 5.00%, 7/21/2020	6,429,600
		TOTAL	18,309,870
		State/Provincial—2.7%
5,200,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	5,330,000
16,700,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	14,403,750
5,375,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	4,609,062
		TOTAL	24,342,812
		Telecommunications & Cellular—3.5%
2,150,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,318,001
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,369,932
6,050,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	6,246,625

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$3,000,000		MTS International Funding Ltd., Series REGS, 8.625%, 6/22/2020	$3,409,800
4,500,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	5,114,700
2,800,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	3,073,000
1,850,000	[1,2]	Qtel International Finance Ltd., Series 144A, 3.25%, 2/21/2023	1,808,375
200,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	195,500
3,100,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	2,808,910
2,650,000		Vivacom, Series REGS, 6.625%, 11/15/2018	3,569,017
		TOTAL	30,913,860
		Transportation—0.7%
2,100,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	2,409,750
3,500,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	3,675,000
		TOTAL	6,084,750
		Utilities—4.2%
3,500,000	[1,2]	Abu Dhabi National Energy Co. PJSC, Series 144A, 3.625%, 1/12/2023	3,570,000
4,100,000		Cent Elet Brasil Elebra, Series REGS, 5.75%, 10/27/2021	4,266,050
1,000,000		Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	1,117,500
200,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	202,500
5,305,000	[1,2]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	6,558,306
1,550,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	1,689,190
1,428,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	1,504,755
3,260,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	3,586,000
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	244,750
5,035,000	[1,2]	PT Perusahaan Gas Negara, Series 144A, 5.125%, 5/16/2024	5,211,225
4,450,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	5,734,938
2,800,000		Power Sector Assets & Liabilities Management Corp., Series REGS, 7.25%, 5/27/2019	3,356,500
		TOTAL	37,041,714
		Utility - Diversified—0.6%
3,500,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,552,837
1,100,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	1,127,500
		TOTAL	5,680,337
		TOTAL CORPORATE BONDS (IDENTIFIED COST $544,707,510)	559,400,199
		FLOATING RATE LOAN—0.0%
1,493,867	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $1,470,924)	598,294
		FOREIGN GOVERNMENTS/AGENCIES—25.5%
		Sovereign—25.4%
2,705,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, 6.00%, 9/30/2020	2,813,200
3,850,000		Bahrain, Government of, 5.50%, 3/31/2020	4,215,750
4,200,000	[1,2]	Bahrain, Government of, 6.125%, 8/1/2023	4,761,750
965,000	[1,2]	Bolivia, Government of, 4.875%, 10/29/2022	993,950
1,100,000	[1,2]	Central Bank of Nigeria, 5.125%, 7/12/2018	1,135,750
800,000		Central Bank of Nigeria, Note, 6.75%, 1/28/2021	884,000
2,225,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	2,398,550
1,500,000	[1,2]	Costa Rica, Government of, 4.25%, 1/26/2023	1,428,750
5,000,000		Croatia, Government of, 6.00%, 1/26/2024	5,375,000
4,800,000	[1,2]	Croatia, Government of, 6.00%, 1/26/2024	5,160,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
550,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	$590,892
1,200,000	[1,2]	Dominican Republic, Government of, 5.875%, 4/18/2024	1,275,000
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,728,750
6,200,000		Dubai, Government of, 5.25%, 1/30/2043	5,952,000
7,520,000	[1,2]	Ecuador, Government of, 7.95%, 6/20/2024	8,272,000
1,900,000		Ecuador, Government of, 9.375%, 12/15/2015	2,028,250
7,935,000		Egypt, Government of, Note, 6.875%, 4/30/2040	7,895,325
1,430,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	1,419,275
1,800,000	[1,2]	Gabonese Republic, 6.375%, 12/12/2024	1,966,500
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,120,000
1,385,000	[1,2]	Guatemala, Government of, 4.875%, 2/13/2028	1,412,700
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,973,325
1,970,000		Hungary, Government of, 5.75%, 11/22/2023	2,167,000
750,000		Hungary, Government of, 6.375%, 3/29/2021	855,000
5,200,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	5,876,000
2,790,000	[1,2]	Indonesia, Government of, 3.375%, 4/15/2023	2,660,962
2,810,000		Indonesia, Government of, 6.875%, 1/17/2018	3,203,400
5,300,000	[1,2]	Indonesia, Government of, Sr. Unsecd. Note, 11.625%, 3/4/2019	7,188,125
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, 6.375%, 10/6/2020	1,226,500
750,000	[1,2]	Kenya, Government of, 5.875%, 6/24/2019	779,250
8,580,000	[1,2]	Kenya, Government of, 6.875%, 6/24/2024	9,266,400
3,050,000		Kingdom of Morocco, 4.25%, 12/11/2022	3,065,250
2,200,000	[1,2]	Kingdom of Morocco, 4.25%, 12/11/2022	2,211,000
197,000,000		Mexico, Government of, Unsecd. Note, 8.00%, 6/11/2020	17,248,202
1,800,000	[1,2]	Pakistan, Government of, 7.25%, 4/15/2019	1,827,000
1,300,000	[1,2]	Paraguay, Government of, 4.625%, 1/25/2023	1,348,750
200,000		Paraguay, Government of, 4.625%, 1/25/2023	207,500
4,100,000	[1,2]	Paraguay, Government of, 6.10%, 8/11/2044	4,387,000
1,670,000		Peru, Government of, Bond, 7.35%, 7/21/2025	2,246,150
6,750,000		Philippines, Government of, Sr. Unsecd. Note, 6.375%, 10/23/2034	8,775,000
3,100,000	[1,2]	Qatar, Government of, Series 144A, 6.40%, 1/20/2040	3,975,750
350,000		Republic of Ghana, 7.875%, 8/7/2023	339,063
3,480,000		Republic of Ghana, Unsecd. Note, 8.50%, 10/4/2017	3,671,400
634,000	[1,2]	Romania, Government of, 4.875%, 1/22/2024	678,380
1,000,000	[1,2]	Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	1,033,750
1,315,000	[1,2]	Serbia, Government of, 5.875%, 12/3/2018	1,395,544
79,500,000		South Africa, Government of, 10.50%, 12/21/2026	8,878,509
5,600,000	[1,2]	Sri Lanka, Government of, 6.00%, 1/14/2019	5,922,000
2,390,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, 6.25%, 10/4/2020	2,557,300
5,000,000		Turkey, Government of, 6.75%, 5/30/2040	6,007,500
9,500,000		Turkey, Government of, Bond, 5.625%, 3/30/2021	10,443,350
8,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	10,574,000
5,000,000		Venezuela, Government of, 11.75%, 10/21/2026	4,407,500
18,550,000		Venezuela, Government of, 6.00%, 12/9/2020	13,077,750
6,000,000		Venezuela, Government of, 8.25%, 10/13/2024	4,320,000
5,000,000		Venezuela, Government of, 9.25%, 5/7/2028	3,800,000

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
5,000,000		Zambia, Government of, 5.375%, 9/20/2022	$4,901,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $214,667,323)	226,322,002
		PURCHASED CALL SWAPTIONS—0.1%
54,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/1/2015	233,393
93,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/16/2015	371,935
25,000,000		Barclays Capital, Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	166,963
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $1,070,625)	772,291
		INVESTMENT COMPANY—11.7%
103,883,954	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.063% (AT NET ASSET VALUE)	103,883,954
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $865,800,336)[6]	890,976,740
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[7]	(2,921,206)
		TOTAL NET ASSETS—100%	$888,055,534
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Long Bond Short Futures	45	$6,304,219	December 2014	$(49,320)
[8]United States Treasury Notes 5-Year Short Futures	1,292	$153,536,032	December 2014	$(406,239)
[8]United States Treasury Notes 10-Year Short Futures	145	$18,238,281	December 2014	$(72,826)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(528,385)
The average notional value of short futures contracts held by the Fund throughout the period was $62,211,436. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	228,982,308 MXN	$17,499,737	$10,907
9/2/2014	1,662,396 GBP	$2,756,411	$3,417
9/4/2014	900,000,000 JPY	$8,829,762	$(179,592)
9/5/2014	3,817,167 EUR	$5,188,522	$(172,900)
9/5/2014	156,696,314 RUB	$4,379,194	$(147,347)
9/5/2014	217,499,122 RUB	$6,127,806	$(253,878)
9/9/2014	856,000 EUR	$1,145,446	$(20,667)
9/9/2014	2,500,000 EUR	$3,409,888	$(124,903)
9/9/2014	2,810,000 EUR	$3,819,563	$(127,240)
9/9/2014	5,274,000 EUR	$7,193,894	$(263,890)
9/9/2014	6,700,000 EUR	$9,086,339	$(282,580)
9/9/2014	8,020,000 EUR	$10,736,855	$(198,624)
9/9/2014	9,600,000 EUR	$12,676,512	$(62,170)
9/9/2014	11,570,000 EUR	$15,490,668	$(287,758)
9/9/2014	20,500,000 EUR	$27,552,000	$(615,124)
9/12/2014	27,800,000 TRY	$12,804,746	$28,926

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
9/17/2014	635,000,000 RUB	$17,867,433	$(768,437)
9/19/2014	6,325,965 EUR	26,700,000 PLN	$(15,002)
9/22/2014	2,450,000,000 CLP	$4,242,424	$(74,600)
9/22/2014	4,950,000,000 CLP	$8,571,429	$(150,722)
9/24/2014	12,900,000,000 COP	$6,807,388	$(108,294)
9/30/2014	784,911,250 KZT	$4,232,468	$49,352
10/2/2014	725,000,000 NGN	$4,457,424	$(15,748)
10/2/2014	1,302,315,000 NGN	$7,840,548	$138,020
10/17/2014	1,900,000 EUR	$2,559,433	$(62,261)
10/20/2014	57,500,000,000 IDR	$4,854,369	$21,445
10/22/2014	9,916,800,000 KRW	$9,595,356	$162,599
10/23/2014	3,414,000,000 CLP	$5,982,651	$(190,276)
10/30/2014	2,110,000,000 CLP	$3,666,377	$(88,425)
10/30/2014	22,200,000 BRL	$9,527,897	$233,881
10/30/2014	22,300,000 BRL	$9,609,998	$195,752
11/4/2014	500,000,000 JPY	$4,816,816	$(9,002)
11/12/2014	265,000,000 INR	$4,259,765	$37,300
11/12/2014	4,400,000,000 KRW	$4,250,797	$74,548
11/13/2014	1,618,087 EUR	13,240,000 NOK	$(3,632)
11/13/2014	1,618,226 EUR	13,240,000 NOK	$(3,450)
11/17/2014	3,720,000 EUR	$4,910,411	$(20,082)
11/17/2014	12,350,000 BRL	$5,314,800	$88,588
11/17/2014	12,350,000 BRL	$5,343,544	$59,843
11/17/2014	50,100,000,000 IDR	$4,227,848	$(1,783)
11/17/2014	100,000,000,000 IDR	$8,445,946	$(10,687)
11/17/2014	154,000,000 RUB	$4,192,473	$(108,374)
11/18/2014	128,900,000 TWD	$4,313,922	$2,347
11/18/2014	45,500,000 ZAR	$4,244,799	$(32,402)
11/20/2014	265,500,000 INR	$4,302,800	$(5,061)
11/20/2014	528,000,000 INR	$8,558,924	$(12,007)
11/20/2014	85,200,000 MXN	$6,469,248	$13,838
11/21/2014	6,100,000 BRL	$2,637,610	$28,253
11/21/2014	68,200,000 BRL	$29,681,210	$124,007
11/21/2014	440,500,000 JPY	$4,245,947	$(9,776)
11/26/2014	8,370,000,000 COP	$4,306,885	$11,083
11/28/2014	6,597,014 EUR	2,090,000,000 HUF	$(25,240)
2/26/2015	25,200,000 CNY	$4,052,098	$(2,608)
2/26/2015	45,776,400 CNY	$7,349,742	$6,253
4/13/2015	26,753,740 CNY	$4,288,970	$2,727
6/23/2015	90,000,000 CNY	$14,404,609	$(4,069)
6/23/2015	60,100,000 CNY	$9,639,134	$(22,773)
Contracts Sold:
9/2/2014	4,869,775 EUR	$6,414,468	$15,827
9/4/2014	900,000,000 JPY	$8,806,219	$156,049
9/5/2014	1,447,083 EUR	$1,970,637	$69,222
9/5/2014	2,370,084 EUR	$3,208,525	$94,318
9/5/2014	261,000,000 RUB	$7,613,214	$564,472
9/9/2014	6,130,000 EUR	$8,325,285	$270,502
9/9/2014	9,600,000 EUR	$12,828,576	$214,234
9/9/2014	10,400,000 EUR	$14,139,060	$473,523

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
9/9/2014	10,870,000 EUR	$14,706,023	$422,909
9/9/2014	13,180,000 EUR	$17,827,795	$509,355
9/9/2014	17,650,000 EUR	$23,940,460	$748,467
9/12/2014	9,400,000 TRY	$4,300,288	$(39,155)
9/12/2014	18,900,000 TRY	$8,602,053	$(122,997)
9/15/2014	3,330,000 EUR	388,944,000 RSD	$(49,506)
9/17/2014	320,000,000 RUB	$9,014,085	$397,268
9/17/2014	527,000,000 RUB	$15,310,554	$1,119,734
9/19/2014	6,360,929 EUR	26,700,000 PLN	$(30,944)
9/22/2014	3,700,000,000 CLP	$6,321,005	$26,739
9/22/2014	3,700,000,000 CLP	$6,359,792	$65,527
9/24/2014	12,900,000,000 COP	$6,846,770	$147,676
10/17/2014	1,900,000 EUR	$2,567,280	$70,108
10/20/2014	57,500,000,000 IDR	$4,904,051	$28,237
10/22/2014	9,916,800,000 KRW	$9,587,934	$(170,021)
10/23/2014	3,414,000,000 CLP	$6,002,637	$210,262
10/30/2014	44,500,000 BRL	$19,438,256	$(441,127)
10/30/2014	2,110,000,000 CLP	$3,693,784	$115,832
11/4/2014	500,000,000 JPY	$4,871,419	$63,604
11/7/2014	2,500,000 EUR	$3,339,555	$53,302
11/7/2014	8,440,000 EUR	$11,288,331	$193,941
11/12/2014	4,400,000,000 KRW	$4,287,037	$(38,308)
11/13/2014	3,189,189 EUR	26,480,000 NOK	$69,030
11/13/2014	6,399,000 EUR	$8,568,389	$156,499
11/17/2014	1,408,600 EUR	$1,884,309	$32,557
11/17/2014	6,450,000 EUR	$8,593,787	$114,587
11/17/2014	9,800,000 BRL	$4,243,894	$(43,814)
11/17/2014	14,900,000 BRL	$6,426,569	$(92,498)
11/17/2014	154,000,000 RUB	$4,100,652	$16,554
11/17/2014	165,000,000 RUB	$4,375,497	$(322)
11/17/2014	165,000,000 RUB	$4,395,897	$20,078
11/18/2014	45,500,000 ZAR	$4,207,509	$(4,889)
11/20/2014	85,200,000 MXN	$6,447,219	$(35,868)
11/20/2014	1,660,000 GBP	$2,750,620	$(3,429)
11/21/2014	20,700,000 BRL	$8,786,078	$(260,373)
11/21/2014	24,100,000 BRL	$10,368,267	$(164,075)
11/21/2014	29,500,000 BRL	$12,541,184	$(351,102)
11/21/2014	440,500,000 JPY	$4,284,103	$47,932
11/26/2014	8,370,000,000 COP	$4,292,308	$(25,660)
11/26/2014	24,550,000 PEN	$8,573,424	$34,442
11/28/2014	6,663,903 EUR	2,090,000,000 HUF	$(62,700)
2/26/2015	70,976,400 CNY	$11,400,000	$(5,486)
4/13/2015	26,753,740 CNY	$4,300,000	$8,302
6/23/2015	150,100,000 CNY	$24,141,536	$124,634
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,525,151
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,888,875 and $1,965,807, respectively This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2014, the Fund had the following outstanding written swaption contracts:
Security	Contracts	Value
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/25/2015	25,000,000	$(203,700)
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/11/2015	25,000,000	$(203,418)
(PREMIUMS RECEIVED $370,593)		$(407,118)
The average value of written options and swaption contracts held by the Fund throughout the period was $63,289. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Goldman Sachs and Co.	Goldman Sachs and Co.	Total
Reference Entity	Series 21 CDX Index EM	Series 21 CDX Index EM	Series 21 CDX Index EM
Buy/Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	5.00%	5.00%
Expiration Date	6/20/2019	6/20/2019	6/20/2019
Implied Credit Spread at 8/31/2014[9]	2.76%	2.76%	2.76%
Notional Amount	$20,000,000	$25,000,000	$42,900,000
Market Value	$1,890,888	$2,363,610	$4,055,955	$8,310,453
Upfront Premiums Paid	$1,880,000	$2,530,000	$4,139,850	$8,549,850
Unrealized Appreciation/Depreciation	$10,888	$(166,390)	$(83,895)	$(239,397)
The average notional amount of swap contracts held by the Fund throughout the period was $18,630,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average value of purchased options and swaption contracts held by the Fund throughout the period was $237,985. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Written Swaption Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $332,900,187, which represented 37.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $332,900,187, which represented 37.5% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2014, the cost of investments for federal tax purposes was $866,981,361. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; (d) written swaption contracts; and (e) swap contracts was $23,995,379. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,617,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,621,625.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$559,400,199	$—	$559,400,199
Floating Rate Loan	—	—	598,294	598,294
Foreign Governments/Agencies	—	226,322,002	—	226,322,002
Purchased Call Swaptions	—	772,291	—	772,291
Investment Company	103,883,954	—	—	103,883,954
TOTAL SECURITIES	$103,883,954	$786,494,492	$598,294	$890,976,740
OTHER FINANCIAL INSTRUMENTS*	$(498,234)	$9,398,335	$—	$8,900,101
*	Other financial instruments include futures contracts, foreign exchange contracts, written swaption contracts and swap contracts.
The following acronyms are used throughout this portfolio:
CLP	—Chilean Peso
CNY	—Yuan Renminbi
COP	—Colombian Peso
KZT	—Kazakhstan Tenge
EUR	—Euro
GBP	—Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NGN	—Nigerian Naira
NOK	—Norwegian Krone
PEN	—Peruvian Nouveau Sol
PLN	—Polish Zloty
RSD	—Serbian Dinar
RUB	—New Russian Ruble
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
ZAR	—South African Rand

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014